Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 08, 2021
Registrant Name	dei_EntityRegistrantName	KRANE SHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2021
Prospectus Date	rr_ProspectusDate	Jan. 08, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMX